DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Sponsor Agreement (Details) - Sponsor Agreement - USD ($)	Jun. 11, 2026	Oct. 05, 2023
Sponsor | New ZincFive warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of warrants agreed to forfeit (in shares)	2,786,867
Sponsor | Bridge Investors | New ZincFive warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of warrants agreed to forfeit (in shares)	1,458,400
Sponsor | Working capital loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Aggregate outstanding amount	$ 1,500,000
Sponsor | Working capital loans | New ZincFive warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Percentage of warrants agreed to be forfeited (in percent)	50.00%
New ZincFive common stock | Insiders
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Share transfer trigger price (in dollars per share)	$ 12
Threshold for trading days	20 days
Threshold for consecutive trading days	30 days
Minimum holding period	180 days
New ZincFive common stock | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of forfeiture shares (in shares)	3,500,000
New ZincFive common stock | Sponsor | Bridge Investors
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of forfeiture shares (in shares)	922,078
Class B ordinary shares | Insiders
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of shares subject to restrictions (in shares)	2,000,000
Class B ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Minimum purchase threshold		$ 115,000,000